SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member]	9 Months Ended
Sep. 30, 2016 $ / shares shares
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	11,657,403
Number of Share Options, Exercised | shares	(162,372)
Number of Share Options, Ending Balance | shares	11,495,031
Number of Share Options, Exercisable | shares	11,495,031
Weighted-Average Exercise Price per Share, Beginning Balance | $ / shares	$ 1.61
Weighted-Average Exercise Price per Share, Exercised | $ / shares	1.81
Weighted-Average Exercise Price per Share, Ending Balance | $ / shares	1.60
Weighted-Average Exercise Price per Share, Exercisable | $ / shares	$ 1.60
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	6,272,967
Number of Share Options, Granted | shares	4,759,686
Number of Share Options, Exercised | shares	(35,310)
Number of Share Options, Forfeited | shares	(195,996)
Number of Share Options, Expired | shares	(52,773)
Number of Share Options, Ending Balance | shares	10,748,574
Number of Share Options, Exercisable | shares	1,458,777
Weighted-Average Exercise Price per Share, Beginning Balance | $ / shares	$ 7.98
Weighted-Average Exercise Price per Share, Granted | $ / shares	5.76
Weighted-Average Exercise Price per Share, Exercised | $ / shares	4.70
Weighted-Average Exercise Price per Share, Forfeited | $ / shares	8.00
Weighted-Average Exercise Price per Share, Expired | $ / shares	8.42
Weighted-Average Exercise Price per Share, Ending Balance | $ / shares	5.61
Weighted-Average Exercise Price per Share, Exercisable | $ / shares	$ 4.70
2011 Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted | shares	4,572,234
Number of Share Options, Forfeited | shares	(4,572,234)
Weighted-Average Exercise Price per Share, Granted | $ / shares	$ 5.76
Weighted-Average Exercise Price per Share, Forfeited | $ / shares	$ 9.02
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	124,710,632
Number of Share Options, Forfeited | shares	(6,402,297)
Number of Share Options, Expired | shares	(6,296,205)
Number of Share Options, Ending Balance | shares	112,012,130
Number of Share Options, Exercisable | shares	103,683,107
Weighted-Average Exercise Price per Share, Beginning Balance | $ / shares	$ 0.17
Weighted-Average Exercise Price per Share, Forfeited | $ / shares	0.20
Weighted-Average Exercise Price per Share, Expired | $ / shares	0.18
Weighted-Average Exercise Price per Share, Ending Balance | $ / shares	0.17
Weighted-Average Exercise Price per Share, Exercisable | $ / shares	$ 0.17